Provisions and other liabilities - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2022
Other Provisions [Roll Forward]
Provisions and other current liabilities, beginning balance	$ 37,152	$ 11,399
Opening retained earnings adjustment (note 3)	1,200
Provisions made during year	12,219	30,900
Provisions used/paid during year	(17,611)	(4,030)
Provisions reversed/expired during year	(10,140)	(1,112)
Effect of movements in exchange rates	(105)	(5)
Provisions and other current liabilities, ending balance	22,715	37,152
Onerous contracts provision (notes 4 & 18)	4,400	1,200	$ 1,200
Current provisions	20,910	28,257
Non-current provisions	1,805	8,895
Provisions and other current liabilities	22,715	37,152
Restructuring provision
Other Provisions [Roll Forward]
Provisions and other current liabilities, beginning balance	5	10
Opening retained earnings adjustment (note 3)	0
Provisions made during year	455	131
Provisions used/paid during year	(320)	(136)
Provisions reversed/expired during year	0	0
Effect of movements in exchange rates	(3)	0
Provisions and other current liabilities, ending balance	137	5
Current provisions	137	5
Non-current provisions	0	0
Provisions and other current liabilities	137	5
Warranty provision
Other Provisions [Roll Forward]
Provisions and other current liabilities, beginning balance	8,712	9,625
Opening retained earnings adjustment (note 3)	0
Provisions made during year	5,851	4,102
Provisions used/paid during year	(2,391)	(3,894)
Provisions reversed/expired during year	(860)	(1,112)
Effect of movements in exchange rates	15	(9)
Provisions and other current liabilities, ending balance	11,327	8,712
Current provisions	11,327	8,712
Non-current provisions	0	0
Provisions and other current liabilities	11,327	8,712
Onerous contracts
Other Provisions [Roll Forward]
Provisions and other current liabilities, beginning balance	300	0
Opening retained earnings adjustment (note 3)	1,200
Provisions made during year	2,900	300
Provisions used/paid during year	0	0
Provisions reversed/expired during year	0	0
Effect of movements in exchange rates	0	0
Provisions and other current liabilities, ending balance	4,400	300
Current provisions	4,400	300
Non-current provisions	0	0
Provisions and other current liabilities	4,400	300
Contingent consideration
Other Provisions [Roll Forward]
Provisions and other current liabilities, beginning balance	26,258	0
Opening retained earnings adjustment (note 3)	0
Provisions made during year	0	26,258
Provisions used/paid during year	(14,900)	0
Provisions reversed/expired during year	(9,280)	0
Effect of movements in exchange rates	0	0
Provisions and other current liabilities, ending balance	2,078	26,258
Current provisions	2,078	19,240
Non-current provisions	0	7,018
Provisions and other current liabilities	2,078	26,258
Legal provision
Other Provisions [Roll Forward]
Provisions and other current liabilities, beginning balance	0	0
Opening retained earnings adjustment (note 3)	0
Provisions made during year	2,968	0
Provisions used/paid during year	0	0
Provisions reversed/expired during year	0	0
Effect of movements in exchange rates	0	0
Provisions and other current liabilities, ending balance	2,968	0
Current provisions	2,968	0
Non-current provisions	0	0
Provisions and other current liabilities	2,968	0
Other current liabilities
Other Provisions [Roll Forward]
Provisions and other current liabilities, beginning balance	1,877	1,764
Opening retained earnings adjustment (note 3)	0
Provisions made during year	45	109
Provisions used/paid during year	0	0
Provisions reversed/expired during year	0	0
Effect of movements in exchange rates	(117)	4
Provisions and other current liabilities, ending balance	1,805	1,877
Current provisions	0	0
Non-current provisions	1,805	1,877
Provisions and other current liabilities	$ 1,805	$ 1,877